JPMorgan Core Bond Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan Core Bond Fund	Feb. 28, 2026 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 107
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,336
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	264
Expense Example, with Redemption, 5 Years	462
Expense Example, with Redemption, 10 Years	1,033
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	185
Expense Example, with Redemption, 5 Years	325
Expense Example, with Redemption, 10 Years	734
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	137
Expense Example, with Redemption, 5 Years	242
Expense Example, with Redemption, 10 Years	551
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	105
Expense Example, with Redemption, 5 Years	187
Expense Example, with Redemption, 10 Years	$ 427